Income Tax - Income Tax Benefit (Expense) (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
The Netherlands Taxes - current				$ (1)
Foreign taxes - current		$ (131)	$ (114)	(101)
Total current taxes		(131)	(114)	(102)
Foreign taxes - deferred		(25)	18	(41)
Total deferred taxes		(25)	18	(41)
Income tax benefit (expense)	$ (20)	$ (156)	$ (96)	$ (143)
Effective tax rate		13.00%	7.00%	15.00%